Schedule of Long Term Convertible Debt Net of Discount (Details) - Scienture Inc [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Principal	$ 2,000,000	$ 2,000,000
Less: Unamortized debt discount	265,339	374,883
Long-term convertible debt, net of debt discount	$ 1,734,661	$ 1,625,117